Deferred tax assets and liabilities	12 Months Ended
Mar. 31, 2019
Disclosure Of Deferred tax assets and liabilities [Abstract]
Disclosure of deferred taxes [text block]
10.	Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and a description of the items that created these differences is given below

	Assets / (liabilities)
	March 31, 2019	March 31, 2018
Recognized deferred tax assets / (liabilities)
Deductible temporary difference
Property, Plant and Equipment	272,291	294,626
	272,291	294,626
Taxable temporary difference
Intangible assets	(146,703)	(148,106)
Finance Lease obligations	(125,588)	(146,520)
	(272,291)	(294,626)

Unused Tax credits
Mat Credit Entitlement	236,046
Net deferred tax asset (liability) recognised in Balance Sheet	236,046	-

The Group has recognised deferred tax assets on deductible temporary difference only to the extent of deferred tax liabilities on Taxable temporary difference arising during the year. In assessing the realizability of the deferred income tax assets, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets and tax loss carry forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income are reduced.

Movement in temporary differences during the year

	Balance as at April 1, 2017	Recognized in income statement	Recognized in Equity	Balance as at March 31, 2018	Recognized in income statement	Recognized in Equity	Balance as at March 31, 2019
Property, plant and equipment	259,470	35,156	-	294,626	(22,335)	-	272,291
Intangible assets	(127,280)	(20,826)	-	(148,106)	1,403	-	(146,703)
Finance Lease obligations	(132,190)	(14,330)	-	(146,520)	20,932	-	(125,588)
	-	-	-	-	-	-	-

Unrecognized deferred tax assets / (liabilities)

	As at March 31, 2019	As at March 31, 2018
Deductible temporary differences	518,305	251,989
Unrecognized tax losses	117,818	536,815
	636,123	788,804

Considering the probability of availability of future taxable profits in the period in which tax losses expire, deferred tax assets have not been recognized in respect of tax losses carried forward by the Group. The above tax losses expire at various years.

Sec.79 of the Indian Income Tax Act denies carry forward of losses incurred in earlier years in case of change in the beneficial interest in the shares outstanding by more than 51%. As a result of the private placement of shares during the year ended March 31, 2011, there was a change in the registered shareholders by more than 51%. The above provision is not applicable to companies in which public are substantially interested. Sec. 2(18) of the Indian Income Tax Act, among other things, defines a company listed in a recognized Stock Exchange in India as a Company in which public are substantially Interested. Based on the non-discrimination clause available in the India - United States of America tax treaty, when the capital of the company is wholly or partly owned or controlled, directly or indirectly, by one or more residents of the other Country, the company shall not be subjected to more burdensome position than the similar enterprises of the Contracting Country. Based on the above clause, the Company being listed in US Stock Exchange should not be discriminated for being not listed in India and be treated on par with a Company listed in India. Hence, the Company believes that it is out of the purview of Sec.79 of the Indian Income Tax Act. Further as disclosed in Item 7 of this Annual Report, there has been no change in the beneficial ownership of Shares by more than 51% compared to earlier years and the Board of Directors of the Company have continued to be the same. Hence based on the advice, the Company believes that it can carry forward and set-off the above losses incurred by it in earlier years.

Income tax expense recognized in profit or loss

	March 31, 2019	March 31, 2018	March 31, 2017
Current tax expense / (benefit)
Current period	238,658	194	698

Deferred tax expense / (benefit)
Origination and reversal of temporary differences	-	-	-
MAT credit entitlement	(236,046)	-	-

Total income tax expense / (benefit)	2,612	194	698

There are no income taxes directly recognized in other comprehensive income.

Reconciliation of effective tax rate

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before taxes is summarized below:

	Year ended March 31, 2019	Year ended March 31, 2018	Year ended March 31, 2017
Profit before income taxes	1,071,315	923,595	643,097
Enacted tax rates in India	34.94%	34.61%	34.61%
Computed expected tax expense / (benefit)	374,360	319,638	222,563
Effect of:
Share based payment expense not deductible for tax purposes	411	1,609	2,919
Unrecognised deferred tax assets on losses incurred during the year (net of temporary differences, if any)		-	-
Unrecognized deferred tax asset on temporary differences	48,395	26,086	(20,812)
Difference on account differential tax rates in different jurisdictions	(1,924)	(201)	(723)
Expenses/income not taxable	-	(860)	(2,562)
Recognition of previously unrecognized tax losses	(418,630)	(346,078)	(200,687)
	2,612	194	698